OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Assets, Noncurrent [Table Text Block]
The components of other assets were as follows:

	Successor
	As at December 31,
	2014	2013
Deferred financing costs	$3.1	$4.9
Deferred charges and other	2.9	3.9
Accrued benefit asset – pension plan (note 16)	–	0.1
	$6.0	$8.9